Pension and Severance Benefits - Allocation of Plan Assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Total
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	$ 26,932
Level 1
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	21,277
Level 2
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	5,655
Level 3
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	0
Domestic Plans
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	21,373	19,468	18,505
Domestic Plans | Total
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	21,373	19,468
Domestic Plans | Total | Money market accounts
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	297	393
Domestic Plans | Total | Domestic equity mutual funds
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	5,183	7,207
Domestic Plans | Total | International equity mutual funds
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	3,177	2,280
Domestic Plans | Total | Domestic fixed income mutual funds
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	1,489
Domestic Plans | Total | Domestic closed end mutual funds
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	3,754
Domestic Plans | Total | Large-cap common stock | Large-cap
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	4,712	5,045
Domestic Plans | Total | Corporate bonds
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	1,427	2,442
Domestic Plans | Total | Mortgage/asset-backed securities
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	1,023	1,795
Domestic Plans | Total | Other
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	311	306
Domestic Plans | Level 1
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	18,612	14,953
Domestic Plans | Level 1 | Money market accounts
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	297	393
Domestic Plans | Level 1 | Domestic equity mutual funds
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	5,183	7,207
Domestic Plans | Level 1 | International equity mutual funds
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	3,177	2,280
Domestic Plans | Level 1 | Domestic fixed income mutual funds
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	1,489
Domestic Plans | Level 1 | Domestic closed end mutual funds
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	3,754
Domestic Plans | Level 1 | Large-cap common stock | Large-cap
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	4,712	5,045
Domestic Plans | Level 1 | Corporate bonds
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	0	0
Domestic Plans | Level 1 | Mortgage/asset-backed securities
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	0	0
Domestic Plans | Level 1 | Other
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	0	28
Domestic Plans | Level 2
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	2,761	4,515
Domestic Plans | Level 2 | Money market accounts
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	0	0
Domestic Plans | Level 2 | Domestic equity mutual funds
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	0	0
Domestic Plans | Level 2 | International equity mutual funds
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	0	0
Domestic Plans | Level 2 | Large-cap common stock | Large-cap
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	0	0
Domestic Plans | Level 2 | Corporate bonds
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	1,427	2,442
Domestic Plans | Level 2 | Mortgage/asset-backed securities
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	1,023	1,795
Domestic Plans | Level 2 | Other
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	311	278
Domestic Plans | Level 3
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	0	0
Domestic Plans | Level 3 | Money market accounts
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	0	0
Domestic Plans | Level 3 | Domestic equity mutual funds
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	0	0
Domestic Plans | Level 3 | International equity mutual funds
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	0	0
Domestic Plans | Level 3 | Large-cap common stock | Large-cap
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	0	0
Domestic Plans | Level 3 | Corporate bonds
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	0	0
Domestic Plans | Level 3 | Mortgage/asset-backed securities
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	0	0
Domestic Plans | Level 3 | Other
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	0	0
Foreign Plans
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	5,559	5,176	5,073
Foreign Plans | Total
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	5,559	5,176
Foreign Plans | Total | Cash and equivalents
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	2,282	2,158
Foreign Plans | Total | Equity securities
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	383	199
Foreign Plans | Total | Fixed income securities
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	2,894	2,819
Foreign Plans | Level 1
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	2,665	2,357
Foreign Plans | Level 1 | Cash and equivalents
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	2,282	2,158
Foreign Plans | Level 1 | Equity securities
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	383	199
Foreign Plans | Level 1 | Fixed income securities
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	0	0
Foreign Plans | Level 2
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	2,894	2,819
Foreign Plans | Level 2 | Cash and equivalents
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	0	0
Foreign Plans | Level 2 | Equity securities
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	0	0
Foreign Plans | Level 2 | Fixed income securities
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	2,894	2,819
Foreign Plans | Level 3
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	0	0
Foreign Plans | Level 3 | Cash and equivalents
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	0	0
Foreign Plans | Level 3 | Equity securities
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	0	0
Foreign Plans | Level 3 | Fixed income securities
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets	0	0
Pension and Severance Benefit Plans | Total
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets		24,644
Pension and Severance Benefit Plans | Level 1
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets		17,310
Pension and Severance Benefit Plans | Level 2
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets		7,334
Pension and Severance Benefit Plans | Level 3
Defined Benefit Plan and Severance [Line Items]
Fair value of plan assets		$ 0